UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

Global Stock Fund

Investor Class (PRGSX)

This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$42	0.80%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138
Table Summary

Portfolio Turnover Rate	87.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F113-053 6/26

Global Stock Fund

Investor Class (PRGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Global Stock Fund

Advisor Class (PAGSX)

This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$55	1.05%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138
Table Summary

Portfolio Turnover Rate	87.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F213-053 6/26

Global Stock Fund

Advisor Class (PAGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

Global Stock Fund

I Class (TRGLX)

This semi-annual shareholder report contains important information about Global Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$35	0.66%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$8,171,483
Number of Portfolio Holdings	138
Table Summary

Portfolio Turnover Rate	87.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	48.2%
Industrials & Business Services	13.2
Financials	9.8
Consumer Discretionary	7.7
Communication Services	5.8
Health Care	5.3
Energy	5.3
Consumer Staples	2.3
Materials	1.6
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.8%
Alphabet	3.8
Taiwan Semiconductor Manufacturing	3.6
Broadcom	3.3
Apple	3.3
Unilever	2.3
Delta Electronics	1.9
Amazon.com	1.8
Samsung Electronics	1.8
ASML Holding	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1071-053 6/26

Global Stock Fund

I Class (TRGLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGSX Global Stock Fund
PAGSX Global Stock Fund–
.
Advisor Class
TRGLX Global Stock Fund–
.
I Class

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 77 .25 $ 66 .08 $ 50 .20 $ 44 .70 $ 74 .73 $ 57 .76
Investment
activities
Net investment
income (loss)
(1)(2)
0 .14 0 .19 0 .05 0 .15 ( 0 .01 ) ( 0 .12 )
Net realized and
unrealized gain/
loss 7 .18 15 .21 15 .98 5 .35 ( 21 .34 ) 20 .82
Total from
investment
activities 7 .32 15 .40 16 .03 5 .50 ( 21 .35 ) 20 .70
Distributions
Net investment
income ( 0 .11 ) ( 0 .05 ) ( 0 .15 ) — — ( 0 .01 )
Net realized gain ( 6 .56 ) ( 4 .18 ) — — ( 8 .68 ) ( 3 .72 )
Total distributions ( 6 .67 ) ( 4 .23 ) ( 0 .15 ) — ( 8 .68 ) ( 3 .73 )
NET ASSET
VALUE
End of period $ 77 .90 $ 77 .25 $ 66 .08 $ 50 .20 $ 44 .70 $ 74 .73

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .75% 24 .49% 31 .99% 12 .30% ( 31 .79 ) % 36 .84%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .80%
(4)
0 .81% 0 .80% 0 .81% 0 .82% 0 .78%
Net expenses
after waivers/
payments by
Price Associates 0 .80%
(4)
0 .81% 0 .80% 0 .81% 0 .82% 0 .78%
Net investment
income (loss) 0 .38%
(4)
0 .29% 0 .08% 0 .29% ( 0 .02 ) % ( 0 .17 ) %
Portfolio turnover
rate 87 .8% 172 .2% 139 .2% 102 .5% 97 .2% 78 .2%
Net assets, end of
period (in millions) $4,003 $3,600 $3,419 $2,690 $2,545 $5,175
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 75 .50 $ 64 .78 $ 49 .25 $ 43 .97 $ 73 .66 $ 56 .99
Investment
activities
Net investment
income (loss)
(1)(2)
0 .05 0 .02 ( 0 .11 ) 0 .02 ( 0 .14 ) ( 0 .31 )
Net realized and
unrealized gain/
loss 7 .00 14 .88 15 .69 5 .26 ( 21 .03 ) 20 .54
Total from
investment
activities 7 .05 14 .90 15 .58 5 .28 ( 21 .17 ) 20 .23
Distributions
Net investment
income ( 0 .05 ) — ( 0 .05 ) — — —
Net realized gain ( 6 .56 ) ( 4 .18 ) — — ( 8 .52 ) ( 3 .56 )
Total distributions ( 6 .61 ) ( 4 .18 ) ( 0 .05 ) — ( 8 .52 ) ( 3 .56 )
NET ASSET
VALUE
End of period $ 75 .94 $ 75 .50 $ 64 .78 $ 49 .25 $ 43 .97 $ 73 .66

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .62% 24 .18% 31 .64% 12 .01% ( 31 .96 ) % 36 .45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .05%
(4)
1 .06% 1 .06% 1 .05% 1 .08% 1 .06%
Net expenses
after waivers/
payments by
Price Associates 1 .05%
(4)
1 .06% 1 .06% 1 .05% 1 .08% 1 .06%
Net investment
income (loss) 0 .14%
(4)
0 .04% ( 0 .19 ) % 0 .04% ( 0 .26 ) % ( 0 .45 ) %
Portfolio turnover
rate 87 .8% 172 .2% 139 .2% 102 .5% 97 .2% 78 .2%
Net assets, end
of period (in
thousands) $101,262 $72,831 $77,586 $45,465 $40,795 $61,631
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 77 .68 $ 66 .42 $ 50 .44 $ 44 .86 $ 74 .97 $ 57 .91
Investment
activities
Net investment
income (loss)
(1)(2)
0 .19 0 .29 0 .14 0 .22 0 .09 ( 0 .03 )
Net realized and
unrealized gain/
loss 7 .22 15 .30 16 .05 5 .36 ( 21 .41 ) 20 .87
Total from
investment
activities 7 .41 15 .59 16 .19 5 .58 ( 21 .32 ) 20 .84
Distributions
Net investment
income ( 0 .24 ) ( 0 .15 ) ( 0 .21 ) — — ( 0 .06 )
Net realized gain ( 6 .56 ) ( 4 .18 ) — — ( 8 .79 ) ( 3 .72 )
Total distributions ( 6 .80 ) ( 4 .33 ) ( 0 .21 ) — ( 8 .79 ) ( 3 .78 )
NET ASSET
VALUE
End of period $ 78 .29 $ 77 .68 $ 66 .42 $ 50 .44 $ 44 .86 $ 74 .97

T. ROWE PRICE Global Stock Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10 .83% 24 .69% 32 .17% 12 .44% ( 31 .68 ) % 37 .01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .66%
(4)
0 .66% 0 .66% 0 .67% 0 .67% 0 .65%
Net expenses
after waivers/
payments by
Price Associates 0 .66%
(4)
0 .66% 0 .66% 0 .67% 0 .67% 0 .65%
Net investment
income (loss) 0 .52%
(4)
0 .43% 0 .22% 0 .44% 0 .16% ( 0 .05 ) %
Portfolio turnover
rate 87 .8% 172 .2% 139 .2% 102 .5% 97 .2% 78 .2%
Net assets, end of
period (in millions) $4,067 $3,924 $3,321 $2,545 $2,199 $2,851
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Global Stock Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Class A, Acquisition Date: 10/6/25 - 11/5/25,
Cost $3,651 (USD) (1)(2)(3) 2,218 3,319
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $11,369 (USD) (1)(2)(3) 6,670 9,981
13,300
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (USD) (1)(2)(3) 426 638
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (USD) (1)(2)(3) 48 72
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7
(USD) (1)(2)(3) 4 6
716
Total Australia (Cost $15,835) 14,016
CANADA 2.6%
Common Stocks 2.6%
Canadian Natural Resources  628,500 30,001
Celestica (USD) (3) 182,523 74,760
Franco-Nevada (USD) (4) 105,032 24,193
Shopify, Class A (USD) (3) 715,743 86,698
Total Canada (Cost $152,674) 215,652
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,658 (USD) (1)(2)(3) 171,746 3,658
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 8,464
Total Cayman Islands (Cost $4,922) 12,122

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.7%
Common Stocks 0.9%
Alibaba Group Holding (HKD)  4,277,800 70,502
70,502
Common Stocks - China A Shares 0.8%
Zhongji Innolight, A Shares (CNH)  533,639 67,395
67,395
Total China (Cost $128,905) 137,897
FINLAND 0.3%
Common Stocks 0.3%
Neste  778,411 26,888
Total Finland (Cost $21,631) 26,888
FRANCE 2.7%
Common Stocks 2.7%
Airbus  349,855 72,126
Kering  127,498 35,076
Schneider Electric  287,737 91,561
Societe Generale  247,204 19,900
Total France (Cost $213,719) 218,663
GERMANY 3.2%
Common Stocks 2.7%
Infineon Technologies  1,307,058 87,907
Rheinmetall  28,246 45,047
Siemens Energy  395,987 83,918
216,872
Preferred Stocks 0.5%
Sartorius  171,807 43,893
43,893
Total Germany (Cost $193,217) 260,765

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
ISRAEL 0.8%
Common Stocks 0.8%
Tower Semiconductor (USD) (3) 277,800 61,408
Total Israel (Cost $36,606) 61,408
ITALY 2.7%
Common Stocks 2.7%
Ferrari  339,393 117,447
Prysmian  556,804 84,695
UniCredit  258,486 19,977
Total Italy (Cost $195,345) 222,119
JAPAN 4.2%
Common Stocks 4.2%
Asics  2,705,300 76,824
Chugai Pharmaceutical  2,181,700 116,349
Disco  51,500 24,503
Recruit Holdings  424,700 19,674
Tokyo Electron  352,400 103,846
Total Japan (Cost $238,601) 341,196
NETHERLANDS 4.3%
Common Stocks 4.3%
Adyen (3) 78,223 88,271
ASM International  64,366 62,968
ASML Holding  93,615 135,325
BE Semiconductor Industries (4) 232,131 67,902
Total Netherlands (Cost $232,906) 354,466
NORWAY 0.4%
Common Stocks 0.4%
Kongsberg Gruppen  1,023,914 34,242
Total Norway (Cost $42,955) 34,242

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
PERU 0.4%
Common Stocks 0.4%
Southern Copper (USD) (4) 192,127 32,986
Total Peru (Cost $22,382) 32,986
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (3) 699,757 59,395
Total Singapore (Cost $75,439) 59,395
SOUTH KOREA 2.9%
Common Stocks 2.9%
Samsung Electronics  949,378 142,965
SK hynix  102,149 91,093
Total South Korea (Cost $85,134) 234,058
SPAIN 1.8%
Common Stocks 1.8%
Banco Bilbao Vizcaya Argentaria  3,934,101 86,874
Indra Sistemas (4) 1,050,933 60,444
Total Spain (Cost $140,389) 147,318
SWEDEN 0.6%
Common Stocks 0.6%
Spotify Technology (USD) (3) 109,319 48,816
Total Sweden (Cost $66,279) 48,816
SWITZERLAND 0.5%
Common Stocks 0.5%
UBS Group  870,407 38,517
Total Switzerland (Cost $36,246) 38,517

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 6.6%
Common Stocks 6.6%
Delta Electronics  2,235,000 156,730
Taiwan Semiconductor Manufacturing  4,272,000 296,570
Unimicron Technology  3,143,000 89,272
Total Taiwan (Cost $143,724) 542,572
UNITED KINGDOM 4.6%
Common Stocks 4.6%
Barclays  7,417,179 43,598
Experian  1,679,492 61,451
London Stock Exchange Group  179,519 23,294
Rolls-Royce Holdings  2,560,699 41,206
Standard Chartered  825,979 21,033
Unilever  3,179,370 185,405
Total United Kingdom (Cost $352,623) 375,987
UNITED STATES 58.9%
Common Stocks 57.0%
Advanced Micro Devices (3) 358,096 126,941
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $10,807 (1)(2)(3) 25,132 17,283
Alphabet, Class A  812,785 312,760
Amazon.com (3) 563,679 149,409
Apple  988,843 268,323
AppLovin, Class A (3) 75,531 33,713
Arista Networks (3) 481,099 83,091
Broadcom  649,769 271,233
Carvana (3)(4) 169,315 67,015
Caterpillar  123,366 109,809
Cheniere Energy  113,600 31,234
Ciena (3) 139,516 73,606
Citigroup  941,601 120,506
CME Group  208,246 59,937
Coherent (3) 201,400 64,390
ConocoPhillips  646,160 81,274
Constellation Energy  192,720 60,321
Crowdstrike Holdings, Class A (3) 61,935 27,608

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 58,504
Datadog, Class A (3) 159,717 21,113
Deere  134,290 79,214
Diamondback Energy  100,831 20,734
DoorDash, Class A (3) 312,343 52,677
Eli Lilly  88,632 82,835
Entegris  259,400 36,674
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 16,448
Exxon Mobil  792,400 122,291
Fabrinet (3) 106,159 72,556
Fifth Third Bancorp  2,170,617 110,181
Howmet Aerospace  229,374 55,747
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,438 (1)
(2)(3) 674,163 11,461
Intel (3) 763,600 72,145
KLA  12,035 21,065
Lam Research  112,800 29,087
Louisiana-Pacific  587,400 42,404
Lumentum Holdings (3)(4) 77,353 69,797
Marvell Technology  132,000 21,800
Mastercard, Class A  197,208 99,180
Meta Platforms, Class A  92,300 56,479
Micron Technology  107,000 55,336
Microsoft  227,894 92,931
Monolithic Power Systems  16,120 26,024
Natera (3) 258,282 53,247
Netflix (3) 445,335 41,688
NVIDIA  2,357,016 470,390
Old Dominion Freight Line  277,316 58,910
Oracle  323,440 52,200
Packaging Corp. of America  170,800 36,457
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 225
Quanta Services  96,795 70,444
Regeneron Pharmaceuticals  148,123 104,732
Repligen (3)(4) 271,559 32,128
SLB  534,100 30,380
SpaceX, Class A, Acquisition Date: 12/19/25, Cost $7,298 (1)
(2)(3) 13,860 7,298
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)
(3) 65,013 4,096
Teledyne Technologies (3) 142,275 91,888

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Tesla (3) 41,446 15,817
Tradeweb Markets, Class A  386,182 43,735
Uranium Energy (3)(4) 2,874,400 42,800
Valero Energy  161,200 40,716
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 127
Vertiv Holdings, Class A  334,527 109,889
Vicor (3) 231,952 62,458
4,654,761
Convertible Preferred Stocks 1.9%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 39
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 30
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $1,293 (1)(2)(3) 31,622 2,180
Anduril Industries, Series H, Acquisition Date: 4/28/26,
Cost $5,029 (1)(2)(3) 72,940 5,029
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $10,359 (1)(2)(3) 73,486 28,526
Anthropic, Series G-1, Acquisition Date: 2/12/26,
Cost $4,171 (1)(2)(3) 16,095 6,248
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 29,122
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 5,199
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 13,433
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 7,054
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,107
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (2)(3) 220,032 662
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (2)(3) 284,475 855
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,926 (2)(3) 520,600 1,566
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,899
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 11,167
OpenAI, Series A-3, Acquisition Date: 8/15/25,
Cost $1,726 (1)(2)(3) 5,624 3,868

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $7,666 (1)
(2)(3) 11,147 7,666
Sambanova Systems, Series E-1, Acquisition Date: 2/24/26,
Cost $7,577 (1)(2)(3) 244,453 7,576
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 15,076
158,302
Total United States (Cost $3,317,269) 4,813,063
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.72% (5)(6) 2,123,395 2,123
Total Short-Term Investments (Cost $2,123) 2,123
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.71% (5)(6) 32,463,702 32,464
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 32,464
Total Securities Lending Collateral (Cost $32,464) 32,464
Total Investments in Securities
100.7% of Net Assets
(Cost $5,751,388) $ 8,226,733
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $299,882 and represents 3.7% of net assets.
(3) Non-income producing

T. ROWE PRICE Global Stock Fund

.
.
.
.
.
.
.
.
.
.
(4) See Note 3 . All or a portion of this security is on loan at April 30, 2026.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 120++
T. Rowe Price Treasury Reserve Fund, 3.71% — — —++
Totals $ —# $ — $ 120+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 69,249  ¤  ¤ $ 2,123
T. Rowe Price Treasury
Reserve Fund, 3.71% —  ¤  ¤ 32,464
Total $ 34,587^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $120 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,587.

T. ROWE PRICE Global Stock Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
_
Assets
Investments in securities, at value (cost $5,751,388) $ 8,226,733
Receivable for investment securities sold 47,588
Dividends receivable 4,385
Receivable for shares sold 4,059
Foreign currency (cost $875) 878
Other assets 3,868
Total assets 8,287,511
Liabilities
Payable for investment securities purchased 72,890
Obligation to return securities lending collateral 32,464
Payable for shares redeemed 6,023
Investment management fees payable 4,032
Due to affiliates 64
Payable to directors 2
Other liabilities 553
Total liabilities 116,028
NET ASSETS $ 8,171,483

T. ROWE PRICE Global Stock Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,965,566
Paid-in capital applicable to 104,677,216 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation 5,205,917
NET ASSETS $ 8,171,483
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,003,181; Shares outstanding: 51,392,007) $ 77.90
Advisor Class
(Net assets: $101,262; Shares outstanding: 1,333,509) $ 75.94
I Class
(Net assets: $4,067,040; Shares outstanding: 51,951,700) $ 78.29

T. ROWE PRICE Global Stock Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,680) $ 36,940
Other, non cash 6,682
Securities lending 340
Other 6
Total income 43,968
Expenses
Investment management 23,652
Shareholder servicing
Investor Class $ 2,739
Advisor Class 64
I Class 167 2,970
Rule 12b-1 fees
Advisor Class 109
Prospectus and shareholder reports
Investor Class 74
Advisor Class 1
I Class 40 115
Custody and accounting 355
Registration 68
Legal and audit 43
Directors 10
Miscellaneous 39
Total expenses 27,361
Net investment income 16,607

T. ROWE PRICE Global Stock Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $(833)) 540,345
Foreign currency transactions (437)
Net realized gain 539,908
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(3,218)) 239,575
Other assets and liabilities denominated in foreign currencies (58)
Change in net unrealized gain / loss 239,517
Net realized and unrealized gain / loss 779,425
INCREASE IN NET ASSETS FROM OPERATIONS $ 796,032

T. ROWE PRICE Global Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,607 $ 24,666
Net realized gain 539,908 684,366
Change in net unrealized gain / loss 239,517 830,228
Increase in net assets from operations 796,032 1,539,260
Distributions to shareholders
Net earnings
Investor Class (317,622) (215,059)
Advisor Class (7,917) (4,446)
I Class (334,199) (214,907)
Decrease in net assets from distributions (659,738) (434,412)
Capital share transactions
*
Shares sold
Investor Class 497,693 471,448
Advisor Class 27,618 7,911
I Class 249,541 411,314
Distributions reinvested
Investor Class 309,324 209,626
Advisor Class 7,897 4,438
I Class 324,485 210,235
Shares redeemed
Investor Class (479,294) (1,030,138)
Advisor Class (9,207) (28,067)
I Class (489,572) (582,228)
Increase (decrease) in net assets from capital
share transactions 438,485 (325,461)

T. ROWE PRICE Global Stock Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 574,779 779,387
Beginning of period 7,596,704 6,817,317
End of period $ 8,171,483 $ 7,596,704
*Share information (000s)
Shares sold
Investor Class 6,891 7,161
Advisor Class 380 122
I Class 3,401 6,098
Distributions reinvested
Investor Class 4,553 3,216
Advisor Class 119 69
I Class 4,755 3,211
Shares redeemed
Investor Class (6,650) (15,516)
Advisor Class (130) (424)
I Class (6,722) (8,794)
Increase (decrease) in shares outstanding 6,597 (4,857)

T. ROWE PRICE Global Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S. The fund has three classes of shares:
the Global Stock Fund (Investor Class), the Global Stock Fund–Advisor Class
(Advisor Class) and the Global Stock Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Global Stock Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Stock Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Global Stock Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Global Stock Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
April 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,927,575 $ 2,920,796 $ 128,742 $ 7,977,113
Convertible Preferred Stocks — 3,083 168,057 171,140
Preferred Stocks — 43,893 — 43,893
Short-Term Investments 2,123 — — 2,123
Securities Lending Collateral 32,464 — — 32,464
Total $ 4,962,162 $ 2,967,772 $ 296,799 $ 8,226,733

T. ROWE PRICE Global Stock Fund

on Level 3 instruments held at April 30, 2026, totaled $52,970,000 for the six months ended April 30, 2026. During the six months, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
4/30/26
Investment in
Securities
Common Stocks $ 104,001 $ 17,769 $ 19,504 $ (12,532) $ — $ 128,742
Convertible Preferred
Stocks 109,002 32,311 29,827 — (3,083) 168,057
Total $ 213,003 $ 50,080 $ 49,331 $ (12,532) $ (3,083) $ 296,799
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 128,742 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.9x
- 9.6x
6.4x Increase
Sales growth
rate
24% 24% Increase
Enterprise
value to gross
profit multiple
4.7x
- 12.3x
9.5x Increase

T. ROWE PRICE Global Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
25% 25% Increase
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 168,057 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
4.4x
- 19.9x
9.3x Increase
Sales growth
rate
24%
- 86%
65% Increase
Enterprise
value to gross
profit multiple
10.2x
- 30.0x
29.1x Increase
Gross profit
growth rate
25% 25% Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
15%
- 50%
33% Increase
Cost of capital 38% 38% Decrease
Discount to
public company
multiples
13%
- 32%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase

T. ROWE PRICE Global Stock Fund

by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $159,072,000; the aggregate value of collateral was $158,746,000 and consisted of cash collateral and related investments of
$32,464,000 and U.S. government securities of $126,282,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $6,664,394,000 and
$6,835,745,000, respectively, for the six months ended April 30, 2026.

T. ROWE PRICE Global Stock Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $5,815,173,000. Net unrealized gain aggregated $2,411,453,000 at period-end, of which $2,647,524,000 related to appreciated investments and $236,071,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Global Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2026, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.65% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended April 30, 2026.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Global Stock Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended April 30, 2026, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $629,000 for T. Rowe Price Services, Inc.;
and $68,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 12/31/28 12/31/28 12/31/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Global Stock Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,308,487 shares of the I Class, representing 3% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Global Stock Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Global Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund is subject to an indefinite contractual expense limitation under which the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund to limit the fund’s overall management fee rate to 0.65% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the Adviser by the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and third quintile
(Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Global Stock Fund

mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F113-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026